IMPAIRMENT	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT
NOTE 11: IMPAIRMENT

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2021
Impact of transfers between stages	74	(474)	339	—	(61)
Other changes in credit quality	(313)	(307)	252	(48)	(416)
Additions and repayments	(231)	(379)	(97)	(87)	(794)
Methodology and model changes	(63)	15	6	—	(42)
Other items	2	4	(11)	—	(5)
	(605)	(667)	150	(135)	(1,257)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

In respect of:
Loans and advances to banks and reverse repurchase agreements	(4)	—	—	—	(4)
Loans and advances to customers and reverse repurchase agreements	(436)	(1,008)	498	(135)	(1,081)
Financial assets at amortised cost	(440)	(1,008)	498	(135)	(1,085)
Impairment (credit) charge on drawn balances	(440)	(1,008)	498	(135)	(1,085)
Loan commitments and financial guarantees	(89)	(133)	(9)	—	(231)
Financial assets at fair value through other comprehensive income	(2)	—	—	—	(2)
Total impairment (credit) charge	(531)	(1,141)	489	(135)	(1,318)

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Impact of transfers between stages	(168)	925	699	—	1,456
Other changes in credit quality	909	6	1,164	167	2,246
Additions and repayments	77	173	(52)	(30)	168
Methodology and model changes	(31)	170	26	—	165
Other items	—	—	25	—	25
	955	349	1,163	137	2,604
Total impairment charge	787	1,274	1,862	137	4,060

In respect of:
Loans and advances to banks and reverse repurchase agreements	4	—	—	—	4
Loans and advances to customers and reverse repurchase agreements	678	1,130	1,853	137	3,798
Financial assets at amortised cost	682	1,130	1,853	137	3,802
Impairment charge on drawn balances	682	1,130	1,853	137	3,802
Loan commitments and financial guarantees	100	144	9	—	253
Financial assets at fair value through other comprehensive income	5	—	—	—	5
Total impairment charge	787	1,274	1,862	137	4,060

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	—	604
Other changes in credit quality	6	2	939	(106)	841
Additions and repayments	93	(41)	(60)	(87)	(95)
Methodology and model changes	33	(27)	8	—	14
Other items	(5)	—	3	—	(2)
	127	(66)	890	(193)	758
Total impairment charge (credit)	110	23	1,422	(193)	1,362

In respect of:
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—
Loans and advances to customers and reverse repurchase agreements	141	10	1,382	(193)	1,340
Due from fellow Lloyds Banking Group undertakings	(1)	—	41	—	40
Financial assets at amortised cost	140	10	1,423	(193)	1,380
Impairment charge (credit) on drawn balances	140	10	1,423	(193)	1,380
Loan commitments and financial guarantees	(29)	13	(1)	—	(17)
Financial assets at fair value through other comprehensive income	(1)	—	—	—	(1)
Total impairment charge (credit)	110	23	1,422	(193)	1,362
The impairment charge includes a release of £77 million (2020: charge of £41 million; 2019: charge of £134 million) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.
The Group’s impairment charge comprises the following items:
Impact of transfers between stages
The net impact on the impairment charge of transfers between stages.
Other changes in credit quality
Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge as a result of write-offs and recoveries, where the related loss allowances are reassessed to reflect ultimate realisable or recoverable value.
Additions and repayments
Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances resulting from the repayments of outstanding balances that have been provided against.
Methodology and model changes
Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; either as changes to the model inputs or to the underlying assumptions, as well as the impact of changing the models used.
Movements in the Group's impairment allowances are shown in note 15.